Capital Stock	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
CAPITAL STOCK

12.    CAPITAL STOCK

Common Shares

As of December 31, 2022 and 2021, a total of 43,636,783 and 26,605,797 common shares were issued and outstanding, respectively. The increase in outstanding shares was primarily the result of shares issued under the ATM. See Equity Distribution Agreement disclosed below.

In April 2022, the Company fully repaid its 2024 Convertible Note with accrued interest. In connection with the convertible note purchase agreement, the Company issued a total of 1,507,000 and 720,085, common shares upon debt conversion to the noteholder as of December 31, 2022 and 2021, respectively. For more information, refer to Note 11 to our financial statements.

Equity Distribution Agreement

On January 14, 2022, the Company entered into an Equity Distribution Agreement (the “Equity Distribution Agreement”) with Canaccord Genuity LLC, as sales agent (the “Agent”). Under the terms of the Equity Distribution Agreement, the Company may issue and sell its common shares, without par value, having an aggregate offering price of up to $50,000 from time to time through the Agent. The issuance and sale of the common shares under the Equity Distribution Agreement have been made, and any such future sales will be made, pursuant to the Company’s effective registration statement on Form S-3 (File No. 333-262183), which includes an “at-the-market” (“ATM”) offering prospectus supplement (the “Prospectus Supplement”), as amended from time to time.

Following the filing of this annual report on Form 10-K, we expect to be subject to the limitations under General Instruction I.B.6. of Form S-3. As such, we will not be able to sell more than one-third of the aggregate market value of the voting and non-voting common equity held by non-affiliates, with such aggregate market value calculated using figures from a date or dates, as the case may be, within the preceding 60-days from the date of filing this Annual Report. Pursuant to this baby shelf cap, we will not be able to offer to or sell equity securities for more than one-third of our public float.

For the year ended December 31, 2022, the Company had issued and sold 14,994,765 shares pursuant to the ATM offering, for aggregate net proceeds $26,325, which consisted of gross proceeds of $27,686 and $1,361 equity issuance costs.

No shares were sold pursuant to the ATM offering during the three months ended December 31, 2022.

Warrants

As of December 31, 2022, excluding the Rock Cliff warrants, the Company had 12,877,361 of its public warrants classified as a component of equity and 4,900,000 of its private warrants recognized as liability. Each warrant entitles the holder to purchase one common share at an exercise price of $11.50 per share commencing 30 days after the closing of the Business Combination and will expire on December 18, 2025, at 5:00 p.m., New York City time, or earlier upon redemption. Once the warrants are exercisable, the Company may redeem the outstanding public warrants at a price of $0.01 per warrant if the last reported sales price of the Company’s common shares equals or exceeds $18.00 per share (as adjusted for share splits, share capitalization, reorganizations, recapitalization and the like) for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company will send the notice of redemption to the warrant holders. The private warrants were issued in the same form as the public warrants, but they (i) are not redeemable by the Company and (ii) may be exercised for cash or on a cashless basis at the holder’s option, in either case as long as they are held by the initial purchasers or their permitted transferees (as defined in the warrant agreement). Once a private warrant is transferred to a holder other than an affiliate or permitted transferee, it is treated as a public warrant for all purposes. The terms of the warrants may be amended in a manner that may be adverse to holders with the approval of the holders of at least a majority 50.1% of the then outstanding warrants.

In accordance to ASC 815, certain provisions of private warrants that do not meet the criteria for equity treatment are recorded as liabilities with the offset to additional paid-in capital and are measured at fair value at inception and at each reporting period in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the statement of operations in the period of change.

As of December 31, 2022 and 2021, the Company performed a valuation of the private warrants and as a result recorded a net gain on remeasurement of approximately $2,092 and $16,856, respectively in its consolidated statement of operations.

Herbal Brands Acquisition

In April 2019, the Company issued the Rock Cliff Warrants to purchase 193,402 Clever Leaves Class C convertible preferred shares on a 1:1 basis, at a strike price of $8.79 per share. The fair value of the Rock Cliff Warrants was $717. The warrants can be exercised in part or in whole at any time prior to the expiration date of May 3, 2021, and are not assignable, transferable, or negotiable. The equity classified warrants are amortized to interest expense over the life of the debt.

In August 2020 and in connection with the Company’s modification to the Herbal Brands Loan, the Company extended the expiration date of the Rock Cliff Warrants to May 3, 2023. Following the closing of the Business Combination and pursuant to the terms, the holder of the Rock Cliff Warrants can purchase 63,597 of the Company’s common shares at a strike price of $26.73 per share.

In May 2022, the Company fully repaid the Herbal Brands Loan in the amount of approximately $5,642, including interest and fees, in full satisfaction of Herbal Brands’ obligations under the Loan and Security Agreement. As a result of the full repayment of the Herbal Brand Loan, the Company recorded the remaining amortization balance of the Rock Cliff Warrants within interest and amortization of debt issuance cost in the consolidated statement of operation as of June 30, 2022.

During the years ended December 31, 2022 and 2021, the Company amortized $38 and $410, respectively, to interest expense.